Operating Segments - Summary of Revenue Sales of Uranium Inventory From Major Customers (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023
Disclosure of major customers [line items]
Revenue from sales of uranium inventory	$ 42,700	$ 13,854
Customer A [Member]
Disclosure of major customers [line items]
Revenue from sales of uranium inventory	22,353
Customer B [Member]
Disclosure of major customers [line items]
Revenue from sales of uranium inventory	15,318
Customer C [Member]
Disclosure of major customers [line items]
Revenue from sales of uranium inventory	$ 5,029